Fees Summary	Aug. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 177,208,216.08
Total Fee Amount	24,472.45
Total Offset Amount	0.00
Net Fee	$ 24,472.45
Offering Table N/A
Offset Table N/A	N/A